The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 80.9%
FHLMC Multifamily - 24.9%
2021-P009, 1.13%, 01/25/2031	$324,643	$297,076
KSG1, 1.50%, 09/25/2030	3,870,000	3,340,877
K123, 1.62%, 12/25/2030	1,500,000	1,291,283
KG06, 1.78%, 10/25/2031	1,200,000	1,022,063
2021-P009, 1.88%, 01/25/2031	1,000,000	872,867
K135, 1.91%, 10/25/2031 (a)	3,500,000	2,985,684
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	862,705
K141, 2.25%, 02/25/2032	4,800,000	4,170,511
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,769,712
K145, 2.65%, 06/25/2055	1,749,691	1,625,634
2022-P013, 2.76%, 02/25/2032 (a)	2,000,000	1,770,251
K1514, 2.86%, 10/25/2034	2,300,000	1,983,445
K092, 3.13%, 10/25/2028	2,299,192	2,249,898
K048, 3.28%, 06/25/2025 (a)	765,809	762,748
K088, 3.69%, 01/25/2029	1,000,000	978,598
K158, 4.05%, 07/25/2033	5,200,000	5,008,937
2024-P016, 4.30%, 09/25/2033 (a)	1,000,000	1,003,484
K760, 4.55%, 01/25/2032 (a)	3,000,000	3,008,026
M071, 4.65%, SOFR30A + 0.300%, 08/15/2040 (a)	3,969,421	3,934,097
Q027, 4.66%, 08/25/2031	2,000,000	2,005,912
169, 4.66%, 12/25/2034 (a)	4,000,000	4,004,403
KF136, 4.76%, SOFR30A + 0.410%, 04/25/2032 (a)	497,144	494,993
K759, 4.80%, 01/25/2032 (a)	10,000,000	10,164,291
KF141, 4.92%, SOFR30A + 0.570%, 07/25/2032 (a)	4,735,770	4,771,603
K526, 4.95%, SOFR30A + 0.600%, 06/25/2029 (a)	2,999,364	3,003,966
Q032, 4.95%, 11/25/2054 (a)	2,000,000	2,005,554
Q030, 5.29%, SOFR30A + 0.940%, 01/25/2044(a)	5,185,498	5,185,481
		70,574,099

FHLMC Single Family - 11.2%
Pool RA5346, 2.00%, 05/01/2051	927,139	747,223

The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
Pool Q41874, 3.00%, 07/01/2046	$950,937	$844,461
Pool RA1853, 3.00%, 12/01/2049	740,383	650,528
Pool WA4823, 3.08%, 02/01/2050	5,613,614	4,265,372
Pool WA0500, 3.48%, 03/01/2047	2,256,761	1,938,932
Pool WA4844, 3.80%, 10/01/2042	2,994,585	2,604,812
Pool WA3194, 3.90%, 07/01/2037	1,456,070	1,346,195
Pool WN2253, 4.00%, 09/01/2032	1,000,000	957,516
Pool WA4839, 4.00%, 01/01/2054	1,635,467	1,384,999
Pool WA3283, 4.09%, 06/01/2039	2,483,978	2,289,537
Pool WN5065, 4.20%, 08/01/2029	2,000,000	1,977,965
Pool WN5213, 4.75%, 01/01/2030	1,000,000	1,002,017
Pool WA2241, 4.75%, 11/01/2040	5,451,546	5,394,485
Pool WS4030, 4.75%, 08/01/2041	1,138,579	1,108,785
Pool WN0179, 4.75%, 01/01/2045	4,000,000	3,818,222
Pool RJ0241, 6.00%, 10/01/2053	565,575	581,565
Pool RJ2692, 6.00%, 09/01/2054	659,961	674,655
		31,587,269

FNMA Multifamily - 2.1%
2023-M5, 4.40%, 07/25/2033 (a)	5,000,000	4,916,242
2024-M1, 4.50%, 01/25/2034(a)	1,000,000	991,175
		5,907,417

FNMA Single Family - 16.0%
Pool CA7479, 2.00%, 10/01/2050	522,180	417,813
Pool CA7480, 2.00%, 10/01/2050	1,037,833	836,918
Pool CA8444, 2.00%, 12/01/2050	798,072	643,586
Pool CB0268, 2.00%, 04/01/2051 (d)	3,051,736	2,459,582
Pool BT0120, 2.00%, 05/01/2051	1,043,970	840,199
Pool CB1441, 2.00%, 08/01/2051	2,716,271	2,164,017
Pool CB2317, 2.00%, 12/01/2051	1,332,213	1,064,271
Pool CB2738, 2.50%, 01/01/2052	4,795,801	4,002,363
Pool CB2739, 2.50%, 01/01/2052	607,813	511,734

The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
Pool CB2830, 2.50%, 02/01/2052	$954,453	$797,439
Pool AS7484, 3.00%, 06/01/2046	349,595	309,392
Pool BC0962, 3.00%, 06/01/2046	234,688	211,053
Pool AS7476, 3.00%, 07/01/2046	341,626	303,824
Pool AS7647, 3.00%, 07/01/2046	587,806	525,687
Pool AS7653, 3.00%, 07/01/2046	855,875	756,049
Pool AS8262, 3.00%, 10/01/2046	524,607	462,608
Pool CA4927, 3.00%, 01/01/2050	316,554	277,766
Pool AN5657, 3.30%, 07/01/2032	337,097	314,024
Pool AN7888, 3.30%, 12/01/2034	3,202,112	2,897,589
Pool AS8734, 3.50%, 01/01/2047	542,659	497,235
Pool AS9360, 3.50%, 04/01/2047	341,495	317,973
Pool CA1158, 3.50%, 02/01/2048	243,598	222,650
Pool CA1985, 4.00%, 06/01/2048	229,740	216,241
Pool BS8180, 4.08%, 04/01/2028	1,000,000	993,906
Pool BZ3372, 4.43%, 03/01/2030	5,000,000	4,998,239
Pool BZ2242, 4.50%, 11/01/2034	4,984,380	4,931,158
Pool BZ3304, 4.55%, 03/01/2030	3,000,000	3,016,594
Pool BZ1150, 4.55%, 06/01/2031	400,000	400,368
Pool BZ0271, 5.05%, 01/01/2040	1,985,961	2,016,607
Pool BS8987, 5.15%, 07/01/2040	1,085,232	1,074,230
Pool CB7021, 5.50%, 09/01/2053	1,264,946	1,269,979
Pool CB7245, 5.50%, 09/01/2053	760,672	766,049
Pool CB8111, 5.50%, 03/01/2054	1,465,271	1,474,943
Pool CB7935, 6.00%, 01/01/2054	1,020,698	1,047,875
Pool CB8085, 6.00%, 02/01/2054	1,031,585	1,058,152
Pool CB9112, 6.00%, 08/01/2054	1,058,999	1,087,256
		45,185,369

FRESB Multifamily - 6.9%
2020-SB80, 0.83%, 09/25/2040 (a)	1,744,228	1,713,427
2020-SB76, 1.03%, 04/25/2040 (a)	1,180,159	1,166,623
2020-SB77, 1.12%, 06/25/2040 (a)	1,474,061	1,365,421

The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
2021-SB84, 1.49%, 01/25/2031 (a)	$1,632,262	$1,402,390
2021-SB93, 1.50%, 09/25/2041 (a)	898,673	859,240
2021-SB93, 1.60%, 10/25/2028 (a)	824,268	751,818
2020-SB71, 2.21%, 12/25/2029 (a)	1,186,376	1,081,663
2020-SB71, 2.25%, 12/25/2039 (a)	777,980	691,508
2019-SB68, 2.42%, 09/25/2029 (a)	1,816,021	1,664,235
2019-SB59, 3.19%, 12/25/2025 (a)	229,005	226,508
2018-SB57, 3.88%, 08/25/2038 (a)	1,170,122	1,125,242
2020-SB71, 4.18%, SOFR30A + 0.814%, 11/25/2039 (a)	934,734	929,166
2023-SB111, 4.44%, 09/25/2030 (a)	2,000,000	1,960,284
SB116, 4.55%, 09/25/2029 (a)	1,599,483	1,605,134
SB116, 4.68%, 09/25/2031 (a)	1,859,123	1,863,452
KF164, 4.92%, SOFR30A + 0.570%, 10/25/2034(a)	999,921	999,808
		19,405,919

GNMA Multifamily - 19.6%
2021-183, 1.75%, 01/16/2063	1,397,161	1,069,359
2023-145, 2.50%, 09/16/2065	3,850,474	3,150,120
2017-135, 2.60%, 08/16/2058	506,251	435,769
2017-74, 2.60%, 09/16/2058	402,019	340,713
2023-92, 3.50%, 10/16/2062 (a)	3,922,973	3,695,345
74, 4.00%, 10/16/2055	1,675,055	1,604,436
2023-44, 4.00%, 08/16/2056	2,887,811	2,737,107
2023-16, 4.00%, 07/16/2063 (a)	1,938,377	1,894,694
2023-191, 4.00%, 05/16/2064 (a)	2,370,710	2,254,146
2024-12, 4.25%, 11/16/2036	1,859,616	1,798,547
158, 4.50%, 09/16/2057	1,981,699	1,921,078
166, 4.50%, 04/16/2058 (a)	2,486,629	2,439,749
153, 4.50%, 03/16/2065	2,489,914	2,454,341
2024-12, 4.50%, 05/16/2065 (a)	3,039,703	2,951,971
54, 4.65%, 06/16/2040 (a)	1,800,000	1,784,390
18, 4.65%, 01/16/2057	997,859	981,136

The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
17, 4.75%, 05/16/2058 (a)	$1,996,512	$1,971,166
16, 4.85%, 10/01/2037	3,466,565	3,483,661
36, 5.00%, 05/16/2056	5,594,687	5,589,855
40, 5.00%, 08/16/2057	1,100,000	1,093,469
193, 5.00%, 04/16/2062	3,731,230	3,696,854
2023-162, 5.00%, 03/16/2064 (a)	2,389,652	2,484,480
72, 5.00%, 05/16/2065 (a)	991,766	973,929
122, 5.00%, 05/16/2065 (a)	1,987,624	1,951,155
16, 5.00%, 06/01/2065	2,792,476	2,794,976
		55,552,446

GNMA Single Family - 0.2%
Pool G2 AU1835, 3.00%, 08/20/2046	317,538	279,643
Pool G2 AU1762, 3.50%, 07/20/2046	206,517	190,178
		469,821

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $236,548,071)		228,682,340

MUNICIPAL BONDS - 4.9%
Colorado - 0.4%
Colorado, Housing and Finance Authority, RB
6.17%, 11/01/2030	1,000,000	1,080,879

Florida - 0.3%
Florida, Housing Finance, RB
4.64%, 01/01/2028	565,000	571,004
4.84%, 01/01/2029	95,000	96,797
4.97%, 01/01/2030	245,000	250,810
5.03%, 07/01/2030	95,000	97,376
		1,015,987

The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
Maryland - 1.5%
Maryland, Department of Housing & Community Development, RB
4.34%, 03/01/2027	$300,000	$300,549
4.34%, 09/01/2027	250,000	250,467
4.35%, 03/01/2026	200,000	200,068
4.35%, 09/01/2026	200,000	200,199
4.36%, 03/01/2028	350,000	350,728
6.00%, 03/01/2055	3,000,000	3,133,383
		4,435,394

Massachusetts - 0.0%
Massachusetts State, Housing Finance Agency, RB
1.23%, 06/01/2025	80,000	79,580
1.33%, 12/01/2025	70,000	68,610
		148,190

Michigan - 0.2%
Michigan State, Housing Development Authority, RB
0.96%, 06/01/2025	500,000	497,215

Nebraska - 0.0%
Nebraska Investment Finance Authority, RB
4.89%, 03/01/2029	100,000	101,927
4.94%, 09/01/2029	100,000	102,156
5.10%, 03/01/2030	100,000	102,836
5.15%, 09/01/2030	100,000	103,019
		409,938

New Jersey - 0.5%
New Jersey, Housing & Mortgage Finance Agency, RB
5.21%, 05/01/2030	435,000	448,474
5.26%, 11/01/2030	445,000	459,587

The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
5.30%, 05/01/2031	$320,000	$330,954
		1,239,015

New York - 1.4%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,423,677
2.29%, 11/01/2030	415,000	369,417
3.43%, 01/01/2027	1,000,000	986,943
5.29%, 02/01/2031	250,000	258,949
5.34%, 08/01/2031	250,000	259,419
5.37%, 08/01/2030	250,000	259,935
5.38%, 02/01/2032	250,000	259,116
		3,817,456

Virginia - 0.6%
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	454,673
2.31%, 11/01/2031	500,000	437,241
2.46%, 11/01/2032	500,000	428,525
		1,320,439

TOTAL MUNICIPAL BONDS
(COST $14,140,882)		13,964,513

MORTGAGE-BACKED SECURITIES - 2.9%
BX Commercial Mortgage Trust
5.81%, TSFR1M + 1.490%, 01/17/2039 (a)(b)	2,155,000	2,130,756
6.16%, TSFR1M + 1.840%, 01/17/2039 (a)(b)	3,000,000	2,960,764

The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
STWD Mortgage Trust
5.29%, TSFR1M + 0.972%, 11/15/2036 (a)(b)	$3,000,000	$2,973,750

TOTAL MORTGAGE-BACKED SECURITIES
(COST $8,046,808)		8,065,270

ASSET-BACKED SECURITY - 0.0%
United States Small Business Administration
4.97%, 03/01/2049	48,629	49,243

TOTAL ASSET-BACKED SECURITY
(COST $48,629)		49,243

U.S. TREASURY OBLIGATIONS - 10.1%
U.S. Treasury Bonds
4.25%, 08/15/2054	500,000	469,609
U.S. Treasury Notes
4.00%, 12/15/2027	10,000,000	10,022,656
4.25%, 12/31/2026	3,535,000	3,552,261
4.25%, 01/31/2030	7,185,000	7,268,077
4.38%, 12/31/2029	7,200,000	7,322,062

TOTAL U.S. TREASURY OBLIGATIONS
(COST $28,295,473)		28,634,665

The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

		Market
Description	Shares	Value
SHORT-TERM INVESTMENT - 1.6%
Short-Term Investment - 1.6%
Fidelity Institutional Government Portfolio, Cl I, 4.23% (c)	4,485,520	$4,485,520

TOTAL SHORT-TERM INVESTMENT
(COST $4,485,520)		4,485,520

TOTAL INVESTMENTS (COST $291,565,383) - 100.4%		283,881,551
OTHER ASSETS AND LIABILITIES - (0.4)%		(1,162,334)
NET ASSETS - 100.0%		$282,719,217

A list of the open futures contracts held by the Fund at March 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Short Contracts
U.S. Long Treasury Bond	(45)	Jun-2025	$(5,237,069)	$(5,277,656)	$(40,587)
Ultra 10-Year U.S. Treasury Note	(104)	Jun-2025	(11,777,053)	(11,869,000)	(91,947)
			$(17,014,122)	$(17,146,656)	$(132,534)

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at March 31, 2025 was $8,065,270 and represents 2.9% of Net Assets.

(c)	Rate shown is the 7-day effective yield as of March 31, 2025.
(d)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

The Community Development Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS (Concluded)

FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
RB — Revenue Bond
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M — Term Secured Overnight Financing Rate 1 Month